Product Warranties - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Product Warranty Liability [Line Items]
Product warranty classified as noncurrent		$ 0.5	$ 0.3
Assurance of product	The Company provides product assurance warranties of various lengths ranging from 5 years to lifetime for limited coverage for a variety of material and workmanship defects based on standard terms and conditions between the Company and its customers.	The Company provides product assurance warranties of various lengths ranging from 5 years to lifetime for limited coverage for a variety of material and workmanship defects based on standard terms and conditions between the Company and its customers. Warranty coverage depends on the product involved.
Other Current Assets [Member]
Product Warranty Liability [Line Items]
Product warranty classified as current	$ 1.9	$ 1.3	$ 1.3